Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 9,273	$ 7,095	$ (71,033)	$ 37,720
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,267	4,751	19,772	18,234
Share-based compensation expense	3,968	5,945	131,490	(6,090)
Provision for losses on accounts receivable	896	1,395	6,370	5,070
Other	(141)	(26)	767	283
Changes in operating assets and liabilities:
Accounts receivable	(1,007)	(9,542)	(25,485)	(14,296)
Inventories	(2,881)	(1,831)	(1,151)	4,426
Other current assets	(1,588)	(2,211)	(1,979)	(4,688)
Accounts payable	1,874	7,187	13,230	6,295
Accrued compensation	(3,953)	(7,309)	(2,967)	3,013
Other operating liabilities	5,842	3,200	(11,054)	20,852
Net cash provided by operating activities	17,550	8,654	57,960	70,819
Investing activities
Purchases of property and equipment	(5,805)	(3,692)	(16,368)	(14,556)
Payment for acquisitions			(14,710)	(985)
Other	260	94	671	2,100
Net cash used in investing activities	(5,545)	(3,598)	(30,407)	(13,441)
Financing activities
Proceeds from equity offering, net of underwriter fees			119,784
Payments of equity offering costs	(1,534)	0	(4,157)
Payments to Class B common stock stockholders			(55,176)
Borrowings from notes payable			15,000
Repayment of notes payable	0	(1,000)	(38,000)	(4,000)
Borrowings from line of credit	0	57,800	189,300	269,500
Repayments of line of credit	0	(50,800)	(198,300)	(264,500)
Principal payments on finance lease obligations	(1,132)	(1,103)	(4,481)	(3,893)
Deferred payments related to acquisitions			0	(325)
Contributions from non-controlling interests	135	278	2,758	889
Distributions to non-controlling interests	(135)	(3,679)	(14,463)	(16,482)
Member distributions	0	(7,130)	(35,750)	(38,422)
Other			(160)	0
Net cash used in financing activities	(2,666)	(5,634)	(23,645)	(57,233)
Net change in cash and cash equivalents	9,339	(578)	3,908	145
Cash and cash equivalents, beginning of period	4,660	752	752	607
Cash and cash equivalents, end of period	13,999	174	4,660	752
Supplemental disclosure of cash flow information
Cash paid during the year for interest	175	757	3,121	2,783
Supplemental disclosure of non-cash investing and financing activities
Purchases of property and equipment through finance leases	$ 1,591	$ 610	3,529	5,873
Accrued and capitalized offering costs recorded to additional paid-in capital			8,866
Non-cash equity contributions from non-controlling members			$ 5,604	$ 0